Intangible assets (Details Narrative) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Recoverable amount	$ 1,807	$ 1,807
Impairment loss	$ 1,459
Explanation of main events and circumstances of impairment losses		The recoverable value is sensitive to a change in the probability of possible scenarios and an increase or decrease in those assumptions by 10% would result in a change in the impairment recorded by $375.
Change in impairment		$ 375
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rates	21.70%	21.70%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rates	25.80%	25.80%